ACCOUNTS AND OTHER RECEIVABLES	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Notes and other explanatory information [abstract]
ACCOUNTS AND OTHER RECEIVABLES	3. ACCOUNTS AND OTHER RECEIVABLES
	April 30, 2023	October 31, 2022
Trade receivables	$52,879	$103,471
Sales taxes receivable	99,725	71,785
	$152,604	$175,256
5. ACCOUNTS AND OTHER RECEIVABLES
	October 31, 2022	October 31, 2021	January 31, 2021
Trade receivables	$103,471	$36,734	$7,206
Sales taxes receivable	71,785	124,313	73,953
	$175,256	$161,047	$81,159